OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME (EXPENSE)
Schedule of components of other income (expense)
	2012	2011	2010
Gain (loss) on disposal of property, equipment, and intangibles	$(107)	$(40)	$95
Interest income	108	199	202
Interest expense	(197)	(124)	(538)
	$(196)	$35	$(241)